Bank borrowings (Details 2) (CNY)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Bank borrowings
Bank borrowings
Average interest rate (as a percent)	6.40%	5.01%
Unused lines of credit	2,209,000,000
Interest incurred	212,153,000	58,045,000	30,275,000
Interest capitalized in the cost of property, plant and equipment	39,320,000	14,355,000	6,696,000
Future principal repayments on the long-term borrowings
2012	885,000,000
2013	1,808,500,000
2014	1,463,416,000
2015	190,000,000
Total	4,346,916,000
3.51% due in June 2012 | Export-Import Bank of China
Bank borrowings
Early repayment of long-term bank borrowings	120,000,000
4.760% due in September 2013 | Export-Import Bank of China
Bank borrowings
Bank borrowing from Export-Import Bank of China guaranteed by Shanghai Rural Commercial Bank	130,000,000
Asset pledged for long-term bank loan	109,815,000
Lines of credit
Bank borrowings
Amount drawn down of the credit facility
Lines of credit | China Development Bank Shanghai Branch
Bank borrowings
Maximum borrowing capacity	30,000,000,000
Minimum | Bank borrowings
Bank borrowings
Maturity period	3
Maximum | Bank borrowings
Bank borrowings
Maturity period	43